Financial Instruments - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of liquidity risk [line items]
Loans and financing	$ 3,203.2	$ 4,026.9	$ 4,448.0	$ 91.0
Trade accounts payable	739.5	495.2
Trade accounts payable - Supplier finance	27.5	14.8
Lease liability	71.0	63.8	$ 64.7	$ 38.6
Other liabilities	172.8	158.2
Derivative financial instruments	97.5	5.9
Liquidity risk [member] | Less than one year [member]
Disclosure of liquidity risk [line items]
Loans and financing	395.2	712.5
Trade accounts payable	739.5	495.2
Trade accounts payable - Supplier finance	27.5	14.8
Lease liability	12.0	11.5
Other liabilities	3.2	14.2
Other payable	320.4	258.7
Derivative financial instruments	57.4	2.9
Total	1,555.2	1,509.8
Liquidity risk [member] | One to three years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,572.4	683.4
Lease liability	25.9	20.1
Other liabilities	157.5	127.5
Other payable	16.3	37.0
Derivative financial instruments		3.0
Total	1,772.1	871.0
Liquidity risk [member] | Three to five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,031.4	1,602.4
Lease liability	10.8	9.9
Other liabilities	10.3	9.9
Other payable	33.2	17.9
Derivative financial instruments	40.1
Total	1,125.8	1,640.1
Liquidity risk [member] | More than five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	790.6	1,843.7
Lease liability	22.3	22.3
Other liabilities	1.8	6.6
Other payable	1.1	4.0
Total	815.8	1,876.6
Liquidity risk [member] | Cash flow [member]
Disclosure of liquidity risk [line items]
Loans and financing	3,789.6	4,842.0
Trade accounts payable	739.5	495.2
Trade accounts payable - Supplier finance	27.5	14.8
Lease liability	71.0	63.8
Other liabilities	172.8	158.2
Other payable	371.0	317.6
Derivative financial instruments	97.5	5.9
Total	$ 5,268.9	$ 5,897.5